Average Annual Total Returns - SA Columbia Focused Value Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 1 Since Inception	Class 1 Inception Date	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 2 Since Inception	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Class 3 Since Inception	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.57%	11.76%		11.46%	Jan. 23, 2012	7.45%	11.60%	9.25%		7.35%	11.49%	9.14%		2.80%	9.74%	10.50%	11.17%